UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2010

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$ 54,270

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      292     4491 SH       SOLE                     4491
3M COMPANY                     COM              88579y101     1715    19868 SH       SOLE                    19868
ABBOTT LABORATORIES            COM              002824100     1719    35877 SH       SOLE                    35877
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      989    10870 SH       SOLE                    10870
BANK OF AMERICA CORP.          COM              060505104     2020   151422 SH       SOLE                   151422
BERKSHIRE HATHAWAY CL A        COM              084670108     1204       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     2954    36879 SH       SOLE                    36879
BROOKFIELD INFRSTRUC PRTNRS L. COM              g16252101     2445   116150 SH       SOLE                   116150
CHEVRON CORPORATION            COM              166764100      313     3427 SH       SOLE                     3427
CISCO SYSTEMS, INC.            COM              17275R102     1374    67895 SH       SOLE                    67895
COCA COLA CO.                  COM              191216100      219     3328 SH       SOLE                     3328
EDWARDS LIFESCIENCES CORP.     COM              28176E108      215     2654 SH       SOLE                     2654
EMERSON ELECTRIC CO.           COM              291011104     1529    26739 SH       SOLE                    26739
EXXON MOBIL CORP.              COM              30231G102     2432    33256 SH       SOLE                    33256
FORD MOTOR CO. DEL PAR $0.01   COM              345370860     1946   115890 SH       SOLE                   115890
GENERAL ELECTRIC CO.           COM              369604103     2006   109685 SH       SOLE                   109685
GOOGLE INC. CL A               COM              38259P508     2759     4645 SH       SOLE                     4645
GUGGENHEIM SOLAR ETF           COM              18383m621      722    98928 SH       SOLE                    98928
HEWLETT PACKARD CO.            COM              428236103     1280    30415 SH       SOLE                    30415
ISHARES MSCI BRAZIL INDEX      COM              464286400     1069    13805 SH       SOLE                    13805
ISHARES S&P INDIA NIFTY 50 IDX COM              464289529      996    31765 SH       SOLE                    31765
JOHNSON & JOHNSON              COM              478160104     2082    33662 SH       SOLE                    33662
MEDTRONIC INC.                 COM              585055106     1401    37780 SH       SOLE                    37780
MICROSOFT CORP.                COM              594918104      869    31127 SH       SOLE                    31127
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1470    30856 SH       SOLE                    30856
NESTLE SPON ADR REPSTG REG SH  COM              641069406      321     5462 SH       SOLE                     5462
NEW ENGLAND BANCSHARES INC.    COM              643863202      134    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2207    33775 SH       SOLE                    33775
PETROLEO BRAS VTG SPD ADR      COM              71654v408      375     9910 SH       SOLE                     9910
PLUM CREEK TIMBER CO. INC.     COM              729251108     3093    82600 SH       SOLE                    82600
PROCTOR GAMBLE CO.             COM              742718109     2501    38873 SH       SOLE                    38873
ROCKVILLE FINANCIAL INC.       COM              774186100      122    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      348     5210 SH       SOLE                     5210
SCHLUMBERGER LTD ADR.          COM              806857108      679     8130 SH       SOLE                     8130
SPDR INDEX S&P CHINA           COM              78463x400     1045    13710 SH       SOLE                    13710
SPECTRA ENERGY CORP.           COM              847560109     2072    82915 SH       SOLE                    82915
UNITED TECHNOLOGIES CORP.      COM              913017109      266     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      614    12750 SH       SOLE                    12750
VANGUARD PACIFIC               COM              922042866     1920    33653 SH       SOLE                    33653
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1891    51160 SH       SOLE                    51160
ZIMMER HOLDINGS, INC.          COM              98956p102      662    12324 SH       SOLE                    12324